Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2016 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	600,000,000
Common stock, shares issued	155,560,000
Common stock, shares outstanding	155,560,000